Note 10 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
2019 (excluding the nine months ended September 30, 2019)	$ 230
2020	849
2021	638
2022	179
2023	23
Thereafter
Total lease payments	1,919
Less imputed interest	(184)
Total operating lease liabilities at September 30, 2019	$ 1,735